Structured Entities (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Unconsolidated Structured Entities
The following table provides information about other structured entities in which the Bank has a significant interest but does not control and therefore does not consolidate. A significant interest is generally considered to exist where the Bank is exposed to 10% or more of the unconsolidated structured entities’ maximum exposure to loss.

	As at October 31, 2019
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Capital funding vehicles	Total
Total assets (on structured entity’s financial statements)	$2,576	$3,114	$833	$6,523

Assets recognized on the Bank’s financial statements
Trading assets	3	–	–	3
Investment securities	–	1,124	10	1,134
Loans (1)	–	1,070	44	1,114
	3	2,194	54	2,251
Liabilities recognized on the Bank’s financial statements
Deposits – Business and government	–	–	779	779
Derivative financial instruments	1		–	1
	1	–	779	780
Bank’s maximum exposure to loss	$2,579	$2,194	$54	$4,827

	As at October 31, 2018
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Capital funding vehicles	Total
Total assets (on structured entity’s financial statements)	$3,216	$4,488	$1,520	$9,224

Assets recognized on the Bank’s financial statements
Trading assets	3	–	–	3
Investment securities	–	1,054	17	1,071
Loans (1)	–	978	45	1,023
	3	2,032	62	2,097
Liabilities recognized on the Bank’s financial statements
Deposits – Business and government	–	–	1,458	1,458
Derivative financial instruments	6	–	–	6
	6	–	1,458	1,464
Bank’s maximum exposure to loss	$3,219	$2,032	$62	$5,313

(1)	Loan balances are presented net of allowance for credit losses.

Summary of Other Unconsolidated Bank Sponsored Entities
The following table provides information on revenue from unconsolidated Bank-sponsored entities.

As at October 31 ($ millions)	2019			2018
	Funds (1)	Scotia Managed Companies	Total	Funds (1)	Scotia Managed Companies	Total
Revenue	$2,189	$1	$2,190	$2,118	$3	$2,121

(1)	Includes mutual funds, other funds and trusts.